ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accounts payable	$ 330	$ 2,866
Payroll and benefits	5,897	5,672
Interest	3,437	4,042
Due to owners on chartered in vessels	867	856
Accrued drydock and repair costs	1,838	1,608
Bunkers and lubricants	1,893	2,787
Charter revenues received in advance	918	6,725
Insurance	575	2,650
Accrued vessel expenses	3,369	6,804
Accrued general and administrative expenses	1,599	2,644
Other	2,082	1,583
Total accounts payable, accrued expense and other current liabilities	$ 22,805	$ 38,237